Cover	Sep. 21, 2026
Cover [Abstract]
Entity Registrant Name	Federal Home Loan Bank of New York
Entity Central Index Key	0001329842
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 21, 2026
Entity File Number	000-51397
Entity Tax Identification Number	13-6400946
Entity Address Address Line 1	101 Park Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10178-0599
City Area Code	212
Local Phone Number	441-6616
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false